UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McRae Capital Management, Inc.
Address: 230 Madison Avenue
         Morristown, NJ  07960

13F File Number:  028-01032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roderick McRae III
Title:     Vice President & Chief Compliance Officer
Phone:     (973) 387-1080

Signature, Place, and Date of Signing:

 /s/   Roderick McRae III     Florham Park, NJ     October 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    57

Form 13F Information Table Value Total:    $110,538 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      777    15200 SH       SOLE                        0        0    15200
ACCENTURE PLC IRELAND          SHS CLASS A      g1151c101     3933    74650 SH       SOLE                        0        0    74650
APPLE INC                      COM              037833100      885     2320 SH       SOLE                        0        0     2320
AT&T INC                       COM              00206r102     2908   101962 SH       SOLE                        0        0   101962
AUTOMATIC DATA PROCESSING IN   COM              053015103      283     6000 SH       SOLE                        0        0     6000
BANK OF NEW YORK MELLON CORP   COM              064058100     3188   171465 SH       SOLE                        0        0   171465
BARD C R INC                   COM              067383109     4776    54560 SH       SOLE                        0        0    54560
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      206     3300 SH       SOLE                        0        0     3300
CELGENE CORP                   COM              151020104      514     8300 SH       SOLE                        0        0     8300
CENTURYLINK INC                COM              156700106      265     8000 SH       SOLE                        0        0     8000
CHEVRON CORP NEW               COM              166764100      275     2971 SH       SOLE                        0        0     2971
CISCO SYS INC                  COM              17275r102     3931   253615 SH       SOLE                        0        0   253615
COCA COLA CO                   COM              191216100      243     3600 SH       SOLE                        0        0     3600
CONOCOPHILLIPS                 COM              20825c104     2792    44100 SH       SOLE                        0        0    44100
COSTCO WHSL CORP NEW           COM              22160k105      219     2667 SH       SOLE                        0        0     2667
DANAHER CORP DEL               COM              235851102      939    22400 SH       SOLE                        0        0    22400
DEVON ENERGY CORP NEW          COM              25179m103     2596    46825 SH       SOLE                        0        0    46825
E M C CORP MASS                COM              268648102     3955   188430 SH       SOLE                        0        0   188430
EATON CORP                     COM              278058102     3177    89505 SH       SOLE                        0        0    89505
EXXON MOBIL CORP               COM              30231g102     2927    40299 SH       SOLE                        0        0    40299
GENERAL ELECTRIC CO            COM              369604103      790    51877 SH       SOLE                        0        0    51877
HANSEN MEDICAL INC             COM              411307101       68    20460 SH       SOLE                        0        0    20460
HEINZ H J CO                   COM              423074103      497     9850 SH       SOLE                        0        0     9850
ILLINOIS TOOL WKS INC          COM              452308109     2693    64735 SH       SOLE                        0        0    64735
INTEL CORP                     COM              458140100      929    43523 SH       SOLE                        0        0    43523
INTERNATIONAL BUSINESS MACHS   COM              459200101     6571    37577 SH       SOLE                        0        0    37577
INTUITIVE SURGICAL INC         COM NEW          46120e602      931     2555 SH       SOLE                        0        0     2555
ITRON INC                      COM              465741106     1811    61375 SH       SOLE                        0        0    61375
JOHNSON & JOHNSON              COM              478160104     2262    35518 SH       SOLE                        0        0    35518
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      246     3600 SH       SOLE                        0        0     3600
LIFE TECHNOLOGIES CORP         COM              53217v109     3664    95345 SH       SOLE                        0        0    95345
LOWES COS INC                  COM              548661107     3061   158275 SH       SOLE                        0        0   158275
MEDTRONIC INC                  COM              585055106     3740   112520 SH       SOLE                        0        0   112520
MERCK & CO INC NEW             COM              58933y105      468    14300 SH       SOLE                        0        0    14300
MICROSOFT CORP                 COM              594918104     4053   162853 SH       SOLE                        0        0   162853
NEWMONT MINING CORP            COM              651639106     1266    20110 SH       SOLE                        0        0    20110
NEXTERA ENERGY INC             COM              65339f101      243     4500 SH       SOLE                        0        0     4500
NIKE INC                       CL B             654106103      312     3650 SH       SOLE                        0        0     3650
NUANCE COMMUNICATIONS INC      COM              67020y100     4198   206400 SH       SOLE                        0        0   206400
OMNICOM GROUP INC              COM              681919106     3065    83210 SH       SOLE                        0        0    83210
PENGROWTH ENERGY CORP          COM              70706p104      128    14200 SH       SOLE                        0        0    14200
PENN WEST PETE LTD NEW         COM              707887105      183    12400 SH       SOLE                        0        0    12400
PEPSICO INC                    COM              713448108     5554    89723 SH       SOLE                        0        0    89723
PITNEY BOWES INC               COM              724479100     2863   152284 SH       SOLE                        0        0   152284
PPG INDS INC                   COM              693506107      323     4575 SH       SOLE                        0        0     4575
PROCTER & GAMBLE CO            COM              742718109      422     6675 SH       SOLE                        0        0     6675
SANDRIDGE ENERGY INC           COM              80007p307      220    39500 SH       SOLE                        0        0    39500
SCANA CORP NEW                 COM              80589m102      599    14800 SH       SOLE                        0        0    14800
SOUTHERN CO                    COM              842587107     1483    35000 SH       SOLE                        0        0    35000
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109      127    10000 SH       SOLE                        0        0    10000
TARGET CORP                    COM              87612e106     4203    85715 SH       SOLE                        0        0    85715
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     4245   114040 SH       SOLE                        0        0   114040
THERMO FISHER SCIENTIFIC INC   COM              883556102      255     5029 SH       SOLE                        0        0     5029
TIFFANY & CO NEW               COM              886547108      320     5267 SH       SOLE                        0        0     5267
TRAVELERS COMPANIES INC        COM              89417e109     4387    90028 SH       SOLE                        0        0    90028
UNITED TECHNOLOGIES CORP       COM              913017109     1730    24588 SH       SOLE                        0        0    24588
WELLS FARGO & CO NEW           COM              949746101     3839   159152 SH       SOLE                        0        0   159152